10. STOCK OPTION PLANS (Details 1) (USD $)	Dec. 31, 2013
Options Outstanding	1,000,000
Weighted Average Exercise Price Outstanding	$ 0.2
Number of Options Currently Exercisable	800,000
Exercise Price 0.07 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	8 years 6 months 11 days
Weighted Average Exercise Price Outstanding	$ 0.07
Number of Options Currently Exercisable	200,000
Exercise Price 0.13 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	6 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.13
Number of Options Currently Exercisable	25,000
Exercise Price 0.14 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	8 years 6 months 11 days
Weighted Average Exercise Price Outstanding	$ 0.14
Number of Options Currently Exercisable
Exercise Price 0.20 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	6 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.20
Number of Options Currently Exercisable	25,000
Exercise Price 0.40 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	6 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.40
Number of Options Currently Exercisable	25,000
Exercise Price 0.60 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	6 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.60
Number of Options Currently Exercisable	25,000
Exercise Price 0.61 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	3 years 3 months
Weighted Average Exercise Price Outstanding	$ 0.61
Number of Options Currently Exercisable	200,000
Exercise Price 0.74 [Member] | 2006 Plan
Options Outstanding	100,000
Remaining Contractual Life	4 years 6 months 29 days
Weighted Average Exercise Price Outstanding	$ 0.74
Number of Options Currently Exercisable	100,000
Exercise Price 2.29 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	2 years 6 months 22 days
Weighted Average Exercise Price Outstanding	$ 2.29
Number of Options Currently Exercisable	200,000